SEGMENTED INFORMATION - Disclosure of exploration and evaluation assets by location (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Exploration and evaluation assets	$ 1,546	$ 1,613
Sweden [Member]
Disclosure of operating segments [line items]
Exploration and evaluation assets	438	438
Turkey [Member]
Disclosure of operating segments [line items]
Exploration and evaluation assets	233	233
USA [Member]
Disclosure of operating segments [line items]
Exploration and evaluation assets	$ 875	$ 942